CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	$ 131,589	$ 181,421
Short-term investments	328,275	145,706
Cash and cash equivalents	$ 459,864	$ 327,127	$ 211,862